Income taxes - Schedule of Components of Income Tax Expense (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Income Tax Disclosure [Abstract]
Provision for income taxes	$ 21,012	$ (3,563)	$ 48,552	$ 26,718